NON-CONTROLLING INTERESTS (Details)	12 Months Ended					1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Tujia CNY	Dec. 31, 2012 Tujia CNY	Oct. 31, 2012 Tujia Series A preferred shares USD ($)	Feb. 28, 2013 Tujia Series B preferred shares USD ($)	Dec. 31, 2013 ezTravel CNY	Dec. 31, 2012 ezTravel CNY	Dec. 31, 2013 Others CNY	Dec. 31, 2012 Others CNY
NON-CONTROLLING INTERESTS
Non-controlling interests	$ 32,986,509	199,690,428	95,247,538	83,133,600	40,250,981			21,475,705	21,269,409	95,081,123	33,727,148
Shares issued under the share purchase agreement (in shares)						70,380,000	33,333,333
Aggregate consideration from issuance of convertible preferred shares	$ 21,922,128	132,709,989	63,709,828			$ 14,600,000	$ 36,700,000